Net Revenue (Tables)	9 Months Ended
Sep. 30, 2024
Revenue from Contracts with Customers [Abstract]
Schedule of Disaggregation of Revenue
The following table presents the Company’s revenue disaggregated based on revenue source, timing of revenue recognition and end markets that we serve, for the three and nine month periods ended September 30, 2024 and 2023. The Company believes these categories best depict the nature and timing of revenue:

	Three Months Ended September 30		Nine Months Ended September 30
	2024	2023	2024	2023
Type of goods and services:
Wafer revenue(1)(2)	$1,565	$1,646	$4,421	$4,903
Non wafer revenue(1)(2)	174	206	499	635
Total	$1,739	$1,852	$4,920	$5,538

Timing of revenue recognition:
Revenue recognized over time	$127	$117	$384	$332
Revenue recognized at a point in time	1,612	1,735	4,536	5,206
Total	$1,739	$1,852	$4,920	$5,538

End Markets:
Smart Mobile Devices	$868	$779	$2,310	$2,258
Communications Infrastructure & Datacenter	133	156	407	719
Home and Industrial IoT	308	408	912	1,198
Automotive	256	303	792	728
Non wafer revenue and other	174	206	499	635
Total	$1,739	$1,852	$4,920	$5,538

(1) Beginning in 2024, access fees and other have been reclassified from wafer revenue to non wafer revenue. Prior period amounts have been recast to conform to the current presentation.
(2) Beginning in the fourth quarter 2023, underutilization charges have been included in wafer revenue. Prior period amounts have been recast to conform to the current presentation.